UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21206



                           AEW Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM I  SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

             AEW REAL ESTATE INCOME FUND -- SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

Investments as of October 31, 2005 (unaudited)

  Shares        Description                       Value (+)(b)
 ---------------------------------------------------------------
Common Stocks  -- 94.3% of Total Net Assets

                Real Estate  -- 1.2%
                Apartments  -- 1.2%
       41,500   Municipal Mortgage & Equity LLC $     1,031,690
                                                ----------------

                Real Estate Investment Trusts  -- 93.1%
                REITs - Apartments  -- 11.0%
       44,000   Archstone Smith Trust                 1,785,080
       82,500   Camden Property Trust                 4,648,875
       55,000   GMH Communities Trust                   823,350
       40,000   Mid-America Apartment
                Communities, Inc.                     1,866,000
                                                ----------------
                                                      9,123,305
                                                ----------------
                REITs - Diversified  -- 5.8%
       90,000   iStar Financial, Inc.                 3,318,300
       70,000   Lexington Corporate Properties
                Trust                                 1,524,600
                                                ----------------
                                                      4,842,900
                                                ----------------
                REITs - Factory Outlets  -- 1.3%
       40,000   Tanger Factory Outlet Centers,
                Inc.                                   1,075,600
                                                ----------------
                REITs - Healthcare  -- 12.8%
       65,000   Health Care Property Investors,
                Inc. 1,654,250 121,000 Healthcare
                Realty Trust, Inc.                    4,578,640
       80,000   Omega Healthcare Investors, Inc.        983,200
      190,500   Senior Housing Properties Trust       3,373,755
                                                ----------------
                                                     10,589,845
                                                ----------------
                REITs - Industrial -- 6.7%
       25,000   EastGroup Properties, Inc.            1,092,500
       62,400   First Potomac Realty Trust            1,581,216
       68,100   Liberty Property Trust                2,839,089
                                                ----------------
                                                      5,512,805
                                                ----------------
                REITs - Lodging/Resorts  -- 3.7%
       55,000   Eagle Hospitality Properties
                Trust, Inc.                             523,050
       63,000   Hospitality Properties Trust          2,501,100
                                                ----------------
                                                      3,024,150
                                                ----------------
                REITs - Mortgage  -- 1.8%
       50,000   Ventas Inc.                           1,531,500
                                                ----------------
                REITs - Office  -- 28.3%
       77,000   Arden Realty, Inc.                    3,475,780
       32,500   Brandywine Realty Trust, Inc.           890,500
       65,000   CarrAmerica Realty Corp.              2,140,450
       77,000   Glenborough Realty Trust, Inc.        1,473,010
       95,000   Highwoods Properties, Inc.            2,679,950
      311,300   HRPT Properties Trust                 3,396,283
       43,000   Kilroy Realty Corp.                   2,414,450
       68,000   Mack-Cali Realty Corp.                2,900,200
       30,000   Maguire Properties, Inc.                900,000
       80,000   Prentiss Properties Trust             3,156,800
                                                ----------------
                                                     23,427,423
                                                ----------------
                REITs - Regional Malls  -- 4.4%
       62,000   Glimcher Realty Trust                 1,424,140
       35,000   Macerich Co. (The)                    2,249,450
                                                ----------------
                                                      3,673,590
                                                ----------------
                REITs - Shopping Centers  -- 15.3%
      140,000   Cedar Shopping Centers, Inc.          1,962,800

  Shares        Description                       Value(+)(b)
 ---------------------------------------------------------------
                REITs - Shopping Centers - continued
      100,000   Commercial Net Lease Realty      $    1,938,000
       30,000   Equity One, Inc.                        703,500
       94,000   Heritage Property Investment
                Trust                                 3,064,400
       39,000   Inland Real Estate Corp.                555,750
       12,000   New Plan Excel Realty Trust             275,880
      150,000   Primaris Retail,144A                  1,907,302
       39,000   Ramco-Gershenson Properties
                Trust                                 1,081,860
       55,000   Realty Income Corp.                   1,224,850
                                                ----------------
                                                     12,714,342
                                                ----------------
                REITs - Specialty  -- 2.0%
       20,500   Correctional Properties Trust           576,050
       27,000   Entertainment Properties Trust        1,082,700
                                                ----------------
                                                      1,658,750
                                                ----------------
                Total Real Estate Investment
                Trusts                               77,174,210
                                                ----------------
                Total Common Stocks
                (Identified Cost $55,921,565)        78,205,900
                                                ----------------
Preferred Stocks  --  37.5%
                Real Estate Investment Trusts  -- 37.5%
                REITs - Apartments -- 5.1%
       50,000   Apartment Investment &
                Management Co., Series G              1,310,000
       29,400   Apartment Investment &
                Management Co., Series R                758,814
       42,000   Apartment Investment &
                Management Co., Series U              1,046,640
       45,000   Apartment Investment &
                Management Co., Series Y              1,125,000
                                                ----------------
                                                      4,240,454
                                                ----------------
                REITs - Diversified -- 2.6%
       54,800   Crescent Real Estate Equities
                Co., Series B                         1,409,456
       30,000   Vornado Realty Trust, Series H          715,500
                                                ----------------
                                                      2,124,956
                                                ----------------
                REITs - Factory Outlets  -- 1.9%
       35,500   Mills Corp. (The), Series B             909,865
       25,000   Mills Corp. (The), Series E             648,750
                                                ----------------
                                                      1,558,615
                                                ----------------
                REITs - Healthcare  -- 3.5%
       50,000   Health Care Property Investors,
                Inc., Class F                         1,275,000
       65,400   Omega Healthcare Investors,
                Inc., Series D                        1,648,080
                                                ----------------
                                                      2,923,080
                                                ----------------
                REITs - Lodging/Resorts  -- 5.8%
       75,000   Boykin Lodging Co., Series A          1,931,250
       25,000   Felcor Lodging Trust, Inc.,
                Series C                                602,500
       71,900   Hospitality Properties Trust,
                Series B                              1,903,193
       15,000   LaSalle Hotel Properties,
                Series A                                394,500
                                                ----------------
                                                      4,831,443
                                                ----------------
                REITs - Office  -- 7.7%
       30,000   Bedford Property Investors,
                Inc., Series A, 144A                  1,467,189
      100,000   CarrAmerica Realty Corp.,
                Series E                              2,570,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of October 31, 2005 (unaudited)


  Shares        Description                       Value(+)(b)
 ---------------------------------------------------------------
                Real Estate Investment Trusts - continued
                REITs - Office - continued
       90,400   HRPT Properties Trust, Series B $     2,347,688
                                                ----------------
                                                      6,384,877
                                                ----------------
                REITs - Regional Malls  -- 3.7%
       75,000   Glimcher Realty Trust, Series F       1,917,750
       45,000   Taubman Centers, Inc., Series H       1,120,500
                                                ----------------
                                                      3,038,250
                                                ----------------
                REITs - Shopping Centers  -- 7.2%
       27,000   Cedar Shopping Centers, Inc.,
                Series A                                719,550
       42,200   Developers Diversified Realty
                Corp., Series F                       1,088,760
       21,300   Developers Diversified Realty
                Corp., Series G                         549,540
       13,000   Federal Realty Investment
                Trust, Series B                         332,410
        6,700   Ramco-Gershenson Properties
                Trust, Series B                         179,895
        9,000   Realty Income Corp., Series D           232,920
       27,000   Urstadt Biddle Properties,
                Inc., Series C                        2,887,380
                                                ----------------
                                                      5,990,455
                                                ----------------
                Total Preferred Stocks
                (Identified Cost $29,248,183)        31,092,130
                                                ----------------


   Principal
    Amount
--------------------------------------------------------------------------------
Short-Term Investment  --  0.3%
$     234,033   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 10/31/2005
                at 1.75% to be repurchased at
                $234,044 on 11/01/2005,
                collateralized by $200,000 U.S
                Treasury Bond, 6.375%, due
                08/15/2027 valued at $243,949 (c)
                (Identified Cost $234,033)              234,033
                                                ----------------
                Total Investments -- 132.1%
                (Identified Cost $85,403,781)
                (a)                                 109,532,063
                                                ----------------
                Auction Market Preferred Shares
                plus cumulative unpaid
                dividends (33.8%)                   (28,019,981)
                Other Assets Less Liabilities --
                1.7%                                  1,398,700
                                                ----------------
                Total Net Assets -- 100%         $    82,910,782
                                                ================

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment advisor, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.


(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):
    At October 31, 2005, the net unrealized appreciation on
    investments based on cost of $85,403,781 for federal
    income tax purposes was as follows:
    Aggregate gross unrealized appreciation for
    all investments in which there is an excess of
    value over tax cost.                                 $      24,403,079
    Aggregate gross unrealized depreciation for
    all investments in which there is an excess of
    tax cost over value.                                          (274,797)
                                                         -----------------
     Net unrealized appreciation                         $      24,128,282
                                                         =================

(b) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of October 31, 2005 (unaudited)

       dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs  Real Estate Investments Trusts

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,374,491 or 4.1% of net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of October 31, 2005 (unaudited)

Swap Agreements. The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A summary of the open swap agreements as of October 31, 2005 is as follows:

                                                                                                         Unrealized
                     Expiration                                                                         Appreciation/
 Notional Amount       Date          Description                                                       (Depreciation)
---------------        ----          -----------                                                       --------------

Interest Rate Swaps

$  2,800,000         3/1/2006        Agreement with Bank of America dated                               $    18,068
                                     2/28/2003 to pay the notional amount
                                     multiplied by 2.345% and to receive the
                                     notional amount multiplied by the 1 week
                                     Floating Rate London Interbank Offering
                                     Rate ("LIBOR") adjusted by a specific spread.

$ 14,000,000         3/3/2008        Agreement with Bank of America dated                                   495,020
                                     2/28/2003 to pay the notional amount
                                     multiplied by 3.104% and to receive the
                                     notional amount multiplied by the 1 week
                                     Floating Rate LIBOR adjusted by a specific
                                     spread.

$  8,400,000         3/1/2010        Agreement with Bank of America dated                                   380,066
                                     2/28/2003 to pay the notional amount
                                     multiplied by 3.622% and to receive the
                                     notional amount multiplied by the 1 week
                                     Floating Rate LIBOR adjusted by a specific
                                     spread.
                                                                                                        -----------
                                                                                                        $   893,154
                                                                                                        ===========

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  AEW Real Estate Income Fund

                                  By: /s/ John T. Hailer
                                      ------------------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  AEW Real Estate Income Fund


                                  By: /s/ John T. Hailer
                                      ------------------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  December 20, 2005


                                  By: /s/ Michael C. Kardok
                                      ------------------------------
                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  December 20, 2005